UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     STG Capital Management, LP

Address:  780 Third Avenue
          Suite 301
          New York, New York 10017

13F File Number: 28-11072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Stan Gonzalez
Title:  Chief Financial Officer
Phone:  212-622-7713


Signature, Place and Date of Signing:


 /s/ Stan Gonzalez               New York, New York           May 11, 2009
---------------------      ----------------------------   ----------------------
     [Signature]                    [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    21

Form 13F Information Table Value Total:    $84,251
                                         (thousands)


List of Other Included Managers: NONE

                                                      FORM 13F INFORMATION TABLE
                                                      STG Capital Management, LP



COLUMN 1                      COLUMN  2       COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8

                                                          VALUE      SHRS OR  SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP       (X$1000)   PRN AMT  PRN CALL   DISCRETION  MANAGERS   SOLE    SHARED  NONE
--------------                --------------  -----       --------   -------  --- ----   ----------  --------   ----    ------  ----
ACCENTURE LTD BERMUDA         CL A            G1150G111    5,938     216,000  SH         SOLE                   216,000
ANALOG DEVICES INC            COM             032654105    5,685     295,000  SH         SOLE                   295,000
BMC SOFTWARE INC              COM             055921100    1,990      60,300  SH         SOLE                    60,300
CEVA INC                      COM             157210105    2,990     410,746  SH         SOLE                   410,746
CITRIX SYS INC                COM             177376100    1,924      85,000  SH         SOLE                    85,000
INTERSIL CORP                 CL A            46069S109    1,380     120,000  SH         SOLE                   120,000
MAXIM INTEGRATED PRODS INC    COM             57772K101    8,190     620,000  SH         SOLE                   620,000
MICROCHIP TECHNOLOGY INC      COM             595017104    1,483      70,000  SH         SOLE                    70,000
MICRON TECHNOLOGY INC         COM             595112103    1,441     355,000  SH         SOLE                   355,000
MICROSOFT CORP                COM             594918104    5,894     320,861  SH         SOLE                   320,861
NETLOGIC MICROSYSTEMS INC     COM             64118B100    4,136     150,518  SH         SOLE                   150,518
OPEN TEXT CORP                COM             683715106    5,161     149,857  SH         SOLE                   149,857
POWERSHARES QQQ TRUST         UNIT SER 1      73935A104   21,830     720,000  SH         SOLE                   720,000
SPDR TR                       UNIT SER 1      78462F103    3,976      50,000  SH         SOLE                    50,000
SIGMA DESIGNS INC             COM             826565103    1,965     157,981  SH         SOLE                   157,981
SYMANTEC CORP                 COM             871503108    3,063     205,000  SH         SOLE                   205,000
TIBCO SOFTWARE INC            COM             88632Q103    1,174     200,000  SH         SOLE                   200,000
VICOR CORP                    COM             925815102    1,634     334,157  SH         SOLE                   334,157
VIGNETTE CORP                 COM NEW         926734401      685     102,591  SH         SOLE                   102,591
VISHAY INTERTECHNOLOGY INC    COM             928298108      766     220,000  SH         SOLE                   220,000
YAHOO INC                     COM             984332106    2,946     230,000  SH         SOLE                   230,000


SK 04092 0001 992942